Unaudited Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ 211,731	$ 108,865
Administrative expenses – related party	30,000	40,000
Franchise tax expense	24,164	32,563
Loss from operations	(265,895)	(181,428)
Interest earned on investments held in Trust Account	26,666	65,246
Loss before income tax expense	(239,229)	(116,182)
Income tax expense	525	6,864
Net loss	$ (239,754)	$ (123,046)
Weighted average shares outstanding, of Public Shares (in Shares)	16,675,000	16,675,000
Basic and diluted net loss per share, Public Shares (in Dollars per share)	$ 0.00	$ 0.00
Weighted average shares outstanding, of Founder Shares (in Shares)	4,702,250	4,212,127
Basic and diluted net loss per share, Founder Shares (in Dollars per share)	$ (0.05)	$ (0.04)